Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Non-current
FVOCI debt and other investments	£ 413	£ 416
FVOCI equity investments	0	99
FVTPL investments	417	240
Other non-current financial assets	830	755
Current
FVTPL investments	2,292	1,768
Financial assets at amortised cost	853	574
Other current financial assets	3,145	2,342	£ 1,998	£ 1,981
Other financial assets	3,975	3,097
Investments in short-term money market funds
Current
Other financial assets	1,936	1,412
Investments held by National Grid Partners
Current
Other financial assets	309	136
Investments in Sunrun
Current
Other financial assets	109	103
Collateral
Current
Other financial assets	806	540
Insurance company and non-qualified plan investments
Current
Other financial assets	534	589
Short term investments, restricted		42
Cash surrender value of life insurance policies
Current
Other financial assets	234	283
Other investments
Current
Other financial assets	47	34
Insurance company fund investments
Current
Other financial assets	4	18
Short term investments, restricted	£ 802	£ 480